UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   February 14,2011

Report Type (Check only one.);

[ ]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[X]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  31

Form 13F Information Table Value Total:  89,929



List of Other Included Managers:

No.  13F File Number    Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105     1157    95018 SH       SOLE                    95018
CENTERPOINT ENERGY INC         COM              15189T107     1358    86412 SH       SOLE                    86412
DPL INC                        COM              233293109      509    19802 SH       SOLE                    19802
EL PASO CORP                   COM              28336L109     3721   270451 SH       SOLE                   270451
ENBRIDGE INC                   COM              29250N105     5068    89787 SH       SOLE                    89787
HAWAIIAN ELECTRIC INDS         COM              419870100     2269    99574 SH       SOLE                    99574
ITC HOLDINGS CORP              COM              465685105     5978    96454 SH       SOLE                    96454
JPMORGAN ALERIAN    ALERIAN ML ETN              46625H365     5232   143945 SH       SOLE                   143945
MGE  ENERGY  INC               COM              55277P104      690    16141 SH       SOLE                    16141
NEXTERA ENERGY INC             COM              65339F101     6422   123520 SH       SOLE                   123520
NORTHEAST UTILITIES            COM              664397106     3567   111901 SH       SOLE                   111901
NORTHWEST NATURAL GAS CO       COM              667655104     1463    31481 SH       SOLE                    31481
NORTHWESTERN CORP              COM              668074305     3709   128639 SH       SOLE                   128639
NV ENERGY INC                  COM              67073Y106     2098   149326 SH       SOLE                   149326
OGE ENERGY CORP                COM              670837103     3961    86974 SH       SOLE                    86974
ONEOK INC                      COM              682680103     2283    41152 SH       SOLE                    41152
PEPCO HOLDINGS INC             COM              713291102     4362   239008 SH       SOLE                   239008
PIEDMONT  NATURAL GAS CO       COM              720186105     2152    76970 SH       SOLE                    76970
QUESTAR CORP                   COM              748356102     2417   138855 SH       SOLE                   138855
SCANA CORP                     COM              80589M102     4793   118060 SH       SOLE                   118060
SOUTH JERSEY INDUSTRIES        COM              838518108     1658    31391 SH       SOLE                    31391
SPECTRA ENERGY CORP            COM              847560109     4044   161817 SH       SOLE                   161817
TARGA RESOURCES CORP           COM              87612G101      930    34707 SH       SOLE                    34707
TECO ENERGY INC                COM              872375100     5015   281759 SH       SOLE                   281759
UBS E-TRACS MLP     ALERIAN INFRST              902641646     1253    41641 SH       SOLE                    41641
UNITIL CORP                    COM              913259107     1120    49261 SH       SOLE                    49261
US GEOTHERMAL INC              COM              90338S102      181   154813 SH       SOLE                   154813
WESTAR ENERGY INC              COM              95709T100     4787   190277 SH       SOLE                   190277
WGL HOLDINGS INC               COM              92924F106     1332    37233 SH       SOLE                    37233
WISCONSIN ENERGY CORP          COM              976657106     4528    76931 SH       SOLE                    76931
XCEL ENERGY  INC               COM              98389B100     1868    79324 SH       SOLE                    79324